Investment properties (Tables)	12 Months Ended
Jun. 30, 2021
Investment Properties
Schedule of investment properties
	Shopping Malls	Office and Other rental properties	Undeveloped parcels of land	Properties under development	Others (*)	Total

Fair value hierarchy	3	2	2	2	3
Fair value as of 06.30.19	73,259	41,849	12,262	1,815	317	129,502
Additions (iii)	748	11,656	3	1,100	2	13,509
Disposals (ii)	-	(1,750)	(584)	(274)	-	(2,608)
Transfers (iv)	65	992	-	(192)	-	865
Capitalization of financial costs (Note 28)	-	-	-	1	-	1
Capitalized lease costs	24	6	-	-	-	30
Amortization of capitalized lease costs (i)	(13)	(9)	-	-	-	(22)
Decrease due to loss of control	-	-	(2,544)	-	-	(2,544)
Net gain from fair value adjustment on investment properties	(3,534)	34,766	6,287	427	(206)	37,740
Fair value as of 06.30.20	70,549	87,510	15,424	2,877	113	176,473
Additions (iii)	500	17	69	395	-	981
Disposals (ii)	-	(18,072)	-	-	-	(18,072)
Transfers (iv)	-	(580)	-	-	-	(580)
Capitalized lease costs	8	13	-	-	-	21
Amortization of capitalized lease costs (i)	(6)	(7)	-	-	-	(13)
Net gain from fair value adjustment on investment properties	(20,236)	538	5,672	49	31	(13,946)
Fair value as of 06.30.21	50,815	69,419	21,165	3,321	144	144,864

Schedule of fair value measurements of investment properties
Property type	Valuation technique	Discount rate	Growth rate
Shopping Malls	Discounted cash flow	13.53%	2.4%
Property type	Valuation technique	Discount rate	Growth rate
Shopping Malls	Discounted cash flow	12.18%	2.3%
Property type	Valuation technique	Discount rate	Growth rate
Shopping Malls	Discounted cash flow	12.10%	3.0%

Schedule of sensitivity of unobservable assumptions
	Discount rate + 1%	Discount rate -1%	Growth rate + 1%	Growth rate - 1%	Inflation + 10% (1)	Inflation - 10% (2)	Devaluation rate + 10% (3)	Devaluation rate - 10% (4)
2021	(3,840)	4,589	1,759	(1,472)	8,171	(6,740)	(4,357)	5,325
2020	(6,387)	7,821	3,045	(2,486)	13,296	(10,938)	(6,181)	7,555
2019	(4,906)	6,118	2,307	(1,850)	4,296	(3,932)	(4,559)	5,571

Schedule of amounts have been recognized in the statements of comprehensive income
	06.30.21	06.30.20	06.30.19
Revenues from rental and services (Note 25)	8,014	12,398	16,225
Expenses and collective promotion fund (Note 25)	2,911	4,672	5,572
Rental and services costs (Note 26)	4,349	5,971	7,249
Net unrealized (loss)/ gain from fair value adjustment on investment properties	(12,405)	36,740	(55,520)
Net realized gain from fair value adjustment on investment properties (i)(ii)	10,802	1,703	-

Schedule of net book value of mortgaged properties
	06.30.21	06.30.20
Córdoba Shopping (i)	1,727	1,902
Total	1,727	1,902